Share-based Payment - Fair Value of Stock Options and Assumptions Used to Measure Fair Value (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock price period used to calculate volatility	4 years